Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Debt securities	$ 367,811	$ 363,475
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	367,809	363,473
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	367,660	363,259
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	367,658	363,257
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	151	216
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	151	216
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	366,430	362,521
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	366,430	362,521
Investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	1,346	905
Non investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,230	738
Non investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	116	167
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	35	49
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	35	49
Default [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Default [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 0	$ 0